Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Annual effective tax rate ("ETR") from continuing operations	(12.20%)	5.80%	2.60%	9.60%	11.70%	23.19%
Federal statutory rate			21.00%		21.00%	21.00%
Income tax benefits	$ 3,348	$ (412)	$ (1,563)	$ (1,308)	$ (3,121)	$ (4,968)
Net deferred tax assets, valuation allowance	$ 7,400		$ 7,400		$ 331	$ 122
Percentage Of Annual Taxable Income On Use Of Net Operating Loss Carryforwards					80.00%
Income Tax Examination, Description					The Company's federal income tax returns remain subject to examination for the 2016 through 2019 tax years. The Company files in multiple state jurisdictions which remain subject to examination for the 2015 through 2019 tax years.
Domestic Tax Authority [Member]
Operating Loss Carryforwards					$ 15,700
Loss Carryforwards Not Subject To Expiration					7,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards					$ 10,400